ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net cash used in operating activities	$ (15,416)	$ (13,881)	$ (3,907)
Cash flows from investing activities
Increase in long-term investment	(503)
Net cash provided by/(used in) investing activities	8,395	(25,165)	524
Cash flows from financing activities:
Proceeds from issuance of Series E convertible redeemable preferred shares			20,000
Proceeds from exercise of share options	656	60	171
Proceeds from issuance of convertible notes	27,810
Repurchase of ordinary shares	(37)
Net proceeds from issuance of ordinary shares upon IPO		28,405
Net cash provided by financing activities	27,775	25,546	24,564
Net increase/(decrease) in cash and cash equivalents and restricted cash	20,754	(13,500)	21,181
Parent Company | Reportable legal entities
Cash flows from operating activities:
Net cash used in operating activities	(32,234)	(34,030)	(8,083)
Cash flows from investing activities
Increase in long-term investment	(503)
Net cash provided by/(used in) investing activities	(503)
Cash flows from financing activities:
Proceeds from issuance of Series E convertible redeemable preferred shares			20,000
Proceeds from exercise of share options	656	60	171
Proceeds from issuance of convertible notes	27,810
Repurchase of ordinary shares	(37)
Net proceeds from issuance of ordinary shares upon IPO		28,405
Net cash provided by financing activities	28,429	28,465	20,171
Net increase/(decrease) in cash and cash equivalents and restricted cash	$ (4,308)	$ (5,565)	$ 12,088